SUBSEQUENT EVENTS (Details)	Feb. 22, 2021 R / shares	Mar. 27, 2020 $ / shares	Feb. 21, 2020 R / shares	Feb. 19, 2019 R / shares	Feb. 19, 2019 $ / shares	Feb. 20, 2018 R / shares	Feb. 20, 2018 $ / shares	Feb. 22, 2021 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (ZAR per share) | (per share)		$ 0.09	R 1.65	R 0.95	$ 0.07	R 0.70	$ 0.06
Declaration of dividends
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (ZAR per share)	R 7.05
Foreign exchange rate	14.7							0.48